LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Cost and Fair Value of Available-for-Sale Securities

The cost and fair value of the available-for-sale securities as of December 31, 2014 were as follows:

	Cost	Unrealized Gain	Fair Value
Amicus Therapeutics, Inc. (“Amicus”)	$1,055	$3,177	$4,232
Juno Therapeutics, Inc. (“Juno”)	1,000	3,782	4,782

Total	$2,055	$6,959	$9,014

Summary of Direct Ownership Interests and Carrying Amount Investments in Equity-Method Investees

The following table summarizes the Company’s direct ownership interests in equity-method investees:

	As of December 31,
	2013	2014
Adagene	15.8%	21.6%
WuXi MedImmune	50.0%	50.0%
QB3	13.3%	13.3%
PhageLux	20.0%	42.9%
WuXiPRA (See Note 4)	51.0%	51.0%

The following table summarizes the carrying amount of investments in equity-method investees:

	As of December 31,
	2013	2014
Adagene	$410	$767
WuXi MedImmune	2,117	889
QB3	500	561
PhageLux	500	1,014
WuXiPRA	1,284	—

Total	$4,811	$3,231